Note 7 - Risk Management - Financial Instruments Compensation - Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 49,908	€ 49,333	€ 59,374
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	16,480	11,584	13,587
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	33,428	37,749	45,788
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	25,024	27,106	32,146
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	7,790	7,442	6,571
Net assets subject to off setting enforceable master netting arrangements or similar agreements	613	3,202	7,070
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	28,074	26,426	25,833
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	42	56	2,912
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	28,032	26,369	22,921
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	28,022	26,612	23,080
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	169	141	174
Net assets subject to off setting enforceable master netting arrangements or similar agreements	(159)	(384)	(333)
Total [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	77,982	75,759	85,208
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	16,522	11,641	16,499
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	61,460	64,118	68,709
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	53,046	53,717	55,226
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	7,959	7,583	6,745
Net assets subject to off setting enforceable master netting arrangements or similar agreements	€ 454	€ 2,818	€ 6,738